RELATED PARTIES:	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTIES:
NOTE 7 – RELATED PARTIES:

a.	Related parties include the controlling shareholder and companies under his control, the board of directors and the executive officers of the Company.

b.	As to options and restricted shares granted to directors and executive officers, see note 6.